Note 14 - Held-to-maturity investments - Held to maturity investments - Debt Securities by Rating (Details) - EUR (€) € in Millions	Dec. 31, 2017		Dec. 31, 2016	Dec. 31, 2015
Held to maturity investments Debt Securities by Rating
HELD-TO-MATURITY INVESTMENTS	€ 13,754	[1]	€ 17,696	€ 0
AAA [Member]
Held to maturity investments Debt Securities by Rating
HELD-TO-MATURITY INVESTMENTS	€ 0		€ 0
Percentage Held to Maturity Investments Debt Securities By Rating	0.00%		0.00%
AA + [Member]
Held to maturity investments Debt Securities by Rating
HELD-TO-MATURITY INVESTMENTS	€ 0		€ 0
Percentage Held to Maturity Investments Debt Securities By Rating	0.00%		0.00%
AA [Member]
Held to maturity investments Debt Securities by Rating
HELD-TO-MATURITY INVESTMENTS	€ 41		€ 43
Percentage Held to Maturity Investments Debt Securities By Rating	0.30%		0.20%
AA - [Member]
Held to maturity investments Debt Securities by Rating
HELD-TO-MATURITY INVESTMENTS	€ 0		€ 134
Percentage Held to Maturity Investments Debt Securities By Rating	0.00%		0.80%
A+ [Member]
Held to maturity investments Debt Securities by Rating
HELD-TO-MATURITY INVESTMENTS	€ 55		€ 0
Percentage Held to Maturity Investments Debt Securities By Rating	0.40%		0.00%
A [Member]
Held to maturity investments Debt Securities by Rating
HELD-TO-MATURITY INVESTMENTS	€ 0		€ 0
Percentage Held to Maturity Investments Debt Securities By Rating	0.00%		0.00%
A - [Member]
Held to maturity investments Debt Securities by Rating
HELD-TO-MATURITY INVESTMENTS	€ 0		€ 0
Percentage Held to Maturity Investments Debt Securities By Rating	0.00%		0.00%
BBB + [Member]
Held to maturity investments Debt Securities by Rating
HELD-TO-MATURITY INVESTMENTS	€ 5,667		€ 10,472
Percentage Held to Maturity Investments Debt Securities By Rating	41.20%		59.20%
BBB [Member]
Held to maturity investments Debt Securities by Rating
HELD-TO-MATURITY INVESTMENTS	€ 2,412		€ 591
Percentage Held to Maturity Investments Debt Securities By Rating	17.50%		3.30%
BBB - [Member]
Held to maturity investments Debt Securities by Rating
HELD-TO-MATURITY INVESTMENTS	€ 2,818		€ 5,187
Percentage Held to Maturity Investments Debt Securities By Rating	20.50%		29.30%
Bb [Member]
Held to maturity investments Debt Securities by Rating
HELD-TO-MATURITY INVESTMENTS	€ 1,696		€ 0
Percentage Held to Maturity Investments Debt Securities By Rating	12.30%		0.00%
Without Rating [Member]
Held to maturity investments Debt Securities by Rating
HELD-TO-MATURITY INVESTMENTS	€ 1,064		€ 1,270
Percentage Held to Maturity Investments Debt Securities By Rating	7.70%		7.20%
Total Exposures [Member]
Held to maturity investments Debt Securities by Rating
HELD-TO-MATURITY INVESTMENTS	€ 13,754		€ 17,696
Percentage Held to Maturity Investments Debt Securities By Rating	100.00%		100.00%

[1]	(* ) As of December 31, 2015 the Group BBVA has not registered any balances in this heading.